                             UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               Form 13F

                           Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Macatawa Bank Corporation
Address: 10753 Macatawa Drive
         Holland, MI 49424



Form 13F File Number: 28-13033

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   Nadine Terpstra
Title:  Vice President-Trust Operations Manager
Phone:  616-233-3311

Signature, Place, and Date of Signing:


/s/ Nadine Terpstra               Holland, MI      July 27, 2010
[Signature]                      [City, State]        [Date]
Nadine Terpstra

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
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[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)















































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                          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        65

Form 13F Information Table Value Total:   $ 24,097
                                         (thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File #     Name
01    28-13155            Macatawa Bank































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
                                                       FORM 13F INFORMATION TABLE

                                  TITLE              VALUE    SHARES/    SH/  PUT/  INVSTMT    OTHER         VOTING AUTHORITY
    NAME OF ISSUER              OF CLASS   CUSIP    (x$1000)  PRN AMT    PRN  CALL  DSCRETN   MANAGERS   SOLE   SHARED      NONE
----------------------------    --------  --------  --------  -------    ---  ----  -------   --------   ----   ------      ----
A T & T INC NEW                   COM     00206R102    166       6888    Sh         DEFINED      1       4928     0         1960
ACTIVISION BLIZZARD INC           COM     00507V109    126      11998    Sh         DEFINED      1       6577     0         5421
ADOBE SYS INC                     COM     00724F101    308      11651    Sh         DEFINED      1       5481     0         6170
AIR PRODUCTS AND CHEMICALS INC    COM     009158107    117       1800    Sh         DEFINED      1       1800     0            0
ALTRIA GROUP INC                  COM     02209S103    138       6880    Sh         DEFINED      1       6880     0            0
APPLE INC                         COM     037833100    522       2078    Sh         DEFINED      1       1120     0          958
THE BANK OF NEW YORK MELLON CORP  COM     064058100    182       7362    Sh         DEFINED      1       4428     0         2934
BARD C R INCORPORATED             COM     067383109    230       2967    Sh         DEFINED      1       1599     0         1368
BAXTER INTERNATIONAL INC          COM     071813109    113       2780    Sh         DEFINED      1       2780     0            0
BRISTOL MYERS SQUIBB CO           COM     110122108    292      11724    Sh         DEFINED      1       8344     0         3380
C H ROBINSON WORLDWD NEW          COM     12541W209    195       3491    Sh         DEFINED      1       1888     0         1603
CAMERON INTERNATIONAL CORP        COM     13342B105    224       6900    Sh         DEFINED      1       3787     0         3113
CELGENE CORP                      COM     151020104    231       4555    Sh         DEFINED      1       2492     0         2063
CHURCH & DWIGHT INC               COM     171340102    262       4179    Sh         DEFINED      1       2230     0         1949
CISCO SYSTEMS INC                 COM     17275R102    236      11030    Sh         DEFINED      1       2230     0         8800
COCA COLA COMPANY                 COM     191216100    160       3194    Sh         DEFINED      1       2417     0          777
COGNIZANT TECH SOLUTIONS CORP CL
     A                            COM     192446102    658      13150    Sh         DEFINED      1       5555     0         7595
DANAHER CORP DEL                  COM     235851102    114       3080    Sh         DEFINED      1       1300     0         1780
DIAMOND OFFSHORE DRILLNG INC      COM     25271C102    153       2464    Sh         DEFINED      1       1333     0         1131
DOLLAR TREE INC                   COM     256746108    216       5187    Sh         DEFINED      1       2932     0         2255
DOVER CORP                        COM     260003108    223       5337    Sh         DEFINED      1       2842     0         2495
EXXON MOBIL CORP                  COM     30231G102    525       9185    Sh         DEFINED      1       5547     0         3638
FLIR SYSTEMS INC                  COM     302445101    277       9505    Sh         DEFINED      1       4967     0         4538
FIRST SOLAR INC                   COM     336433107    138       1213    Sh         DEFINED      1        623     0          590
FISERV INC                        COM     337738108    191       4173    Sh         DEFINED      1        893     0         3280
FLUOR CORP NEW                    COM     343412102    151       3537    Sh         DEFINED      1       1947     0         1590
GENERAL ELECTRIC CO               COM     369604103    211      14600    Sh         DEFINED      1      14600     0            0
GILEAD SCIENCES INC               COM     375558103    169       4934    Sh         DEFINED      1       2609     0         2325
GLOBAL PAYMENTS INC               COM     37940X102    139       3800    Sh         DEFINED      1       2051     0         1749
GOLDMAN SACHS GROUP INC           COM     38141G104    133       1008    Sh         DEFINED      1        536     0          472
GOOGLE INC CLASS A                COM     38259P508    334        750    Sh         DEFINED      1        329     0          421
HANSEN NATURAL CORP               COM     411310105    279       7115    Sh         DEFINED      1       3814     0         3301
HUNTINGTON BANCSHARES INC         COM     446150104    354      63883    Sh         DEFINED      1      61921     0         1962
ITT EDUCATIONAL SERVICES          COM     45068B109    129       1561    Sh         DEFINED      1        834     0          727
ILLUMINA INC                      COM     452327109    137       3147    Sh         DEFINED      1       1656     0         1491
INTEL CORP                        COM     458140100    138       7085    Sh         DEFINED      1       5456     0         1629
INTUITIVE SURGICAL INC            COM     46120E602    441       1398    Sh         DEFINED      1        820     0          578
JOHNSON & JOHNSON                 COM     478160104    441       7464    Sh         DEFINED      1       3991     0         3473
KRAFT FOODS INC                   COM     50075N104    115       4117    Sh         DEFINED      1       4117     0            0
LILLY ELI & COMPANY               COM     532457108    223       6650    Sh         DEFINED      1       4594     0         2056

LOWES COMPANIES INC               COM     548661107    107       5203    Sh         DEFINED      1       1403     0         3800
MACATAWA BANK CORP                COM     554225102    308     256994    Sh         DEFINED      1      60754     0       196240
MASTERCARD INC                    COM     57636Q104    163        816    Sh         DEFINED      1        449     0          367
MCDONALDS CORP                    COM     580135101    174       2639    Sh         DEFINED      1       1961     0          678
MERCK & CO INC NEW                COM     58933Y105    130       3709    Sh         DEFINED      1       3709     0            0
MICROSOFT CORP                    COM     594918104    116       5044    Sh         DEFINED      1       3748     0         1296
MONSANTO CO NEW                   COM     61166W101   3450      74643    Sh         DEFINED      1      74643     0            0
MURPHY OIL CORP                   COM     626717102    198       3984    Sh         DEFINED      1       2128     0         1856
N I I HOLDINGS INC NEW            COM     62913F201    218       6697    Sh         DEFINED      1       3664     0         3033
NORTHERN TRUST CORP               COM     665859104    236       5053    Sh         DEFINED      1       2652     0         2401
PEPSICO INC                       COM     713448108    156       2560    Sh         DEFINED      1        890     0         1670
PERRIGO CO                        COM     714290103    244       4133    Sh         DEFINED      1       2111     0         2022
PFIZER INC                        COM     717081103   6030     422892    Sh         DEFINED      1     422892     0            0
PHILIP MORRIS INTERNATIONAL INC   COM     718172109    274       5980    Sh         DEFINED      1       5980     0            0
PRICELINE COM INC                 COM     741503403    208       1179    Sh         DEFINED      1        636     0          543
PROCTER & GAMBLE CO               COM     742718109    111       1840    Sh         DEFINED      1        980     0          860
SCHLUMBERGER LTD                  COM     806857108    560      10122    Sh         DEFINED      1       4443     0         5679
SCHWAB CHARLES CORP               COM     808513105    164      11624    Sh         DEFINED      1       5445     0         6179
STRYKER CORP                      COM     863667101    452       9027    Sh         DEFINED      1       4130     0         4897
TEVA PHARM INDS LTD ADRF SPONS    COM     881624209    124       2390    Sh         DEFINED      1        600     0         1790
UNION PACIFIC CORP                COM     907818108    100       1441    Sh         DEFINED      1       1065     0          376
UNITED TECHNOLOGIES CORP          COM     913017109    136       2095    Sh         DEFINED      1       2065     0           30
URBAN OUTFITTERS INC              COM     917047102    215       6255    Sh         DEFINED      1       3438     0         2817
VANGUARD MID-CAP VIPERS           COM     922908629    705      12009    Sh         DEFINED      1       5349     0         6660
VERIZON COMMUNICATIONS            COM     92343V104    127       4536    Sh         DEFINED      1       3498     0         1038

Grand Total                                          24097    1146685                                  812881             333804